UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/10

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2010

A series of the Northern Lights Variable Trust

Dent Strategic Portfolio

Manager’s Letter to Shareholders

July 2010

The rollercoaster continues!  Back in 2007 Harry Dent and I were discussing what investment strategies might look like in the great winter season, which is how we describe the new economic reality we live in – high unemployment, falling wages, falling spending, deflation, etc.  For years we had been in a growth season which is best suited to a buy-and-hold strategy, but the new season would be different and would require a different investment approach.  Hence, we developed our momentum-based ETF approach.  We began this fund in May of 2008, and it could not have been better timed!  The fireworks started almost immediately and have not let up for over two years.

In the first half of 2010 we have seen recovery, relief, renewed fear, dramatic drops, and now another hope for recovery.  On the investment side, US equities were all the rage for the first four months, but that has not been the case since May.  Our fund has followed along, underperforming when the US markets were hot, but making back some of our lost ground when the US markets turned.  Recently, when the US markets fared so poorly at the end of June, we were 70% cash.  We have since reinvested, but mostly overseas.  On an NAV basis, we were down about 4% for the first 6 months of the year whereas the S&P 500 was down approximately 7%.

Rodney Johnson

Portfolio Manager

HS Dent Investment Management

The portfolio’s performance does not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the returns would be lower.  Investors should consider the investment objectives, risks, charges and expenses of the Dent Strategic Portfolio carefully before investing. The prospectus contains this and other information about the Portfolio and should be read carefully before investing. A prospectus for this portfolio can be obtained by calling 402-493-4603.

Dent Strategic Portfolio
PORTFOLIO REVIEW
June 30, 2010 (Unaudited)

The Portfolio's performance figures* for the Six Months Ended June 30, 2010, as compared to its benchmark:

			Performance
		Six Months	Since Inception**
Dent Strategic Portfolio		-4.09%	-3.97%
S&P 500 Total Return		-6.65%	-11.38%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares.   For performance information current to the most recent month-end please call toll-free 1-402-493-4603.

** Inception date is May 1, 2008.

	Holdings by Asset Class	% of Net Assets
	Exchange Traded Funds	29.47%
	Other / Cash & Cash Equivalents	70.53%
		100.00%

	Dent Strategic Portfolio
	PORTFOLIO OF INVESTMENTS
	June 30, 2010 (Unaudited)
Shares		Value

	EXCHANGE TRADED FUNDS - 29.47%
	EQUITY FUND - 29.47%
11,167	Market Vectors - Gold Miners ETF	$ 580,237
24,369	PowerShares India Portfolio	545,622
23,888	WisdomTree India Earnings Fund	543,452
	TOTAL EXCHANGE TRADED FUNDS	1,669,311
	( Cost - $1,682,506)

	SHORT-TERM INVESTMENTS - 19.77%
1,119,435	HighMark US Treasury Money Market Fund, 0.01%**	1,119,435
	( Cost - $1,119,435)

	TOTAL INVESTMENTS - 49.24%
	( Cost - $2,801,941)	$ 2,788,746
	OTHER ASSETS LESS LIABILITIES - 50.76%	2,874,753
	NET ASSETS - 100.00%	$ 5,663,499

	(a) Represents cost for financial reporting purposes and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 12,740
	Unrealized depreciation:	(25,935)
	Net unrealized depreciation:	$ (13,195)

** Money market fund; interest rate reflects seven-day effective yield on June 30, 2010.

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

ASSETS
Investment securities:
At cost	$ 2,801,941
At value	$ 2,788,746
Dividends and interest receivable	13
Receivable for securities sold	3,979,322
Due from advisor	12,972
Prepaid expenses and other assets	5,661
TOTAL ASSETS	6,786,714

LIABILITIES
Fees payable to other affiliates	1,008
Payable for Portfolio shares redeemed	78
Payable for investments purchased	1,115,009
Accrued expenses and other liabilities	7,120
TOTAL LIABILITIES	1,123,215
NET ASSETS	$ 5,663,499

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 5,713,563
Undistributed net investment income	874
Accumulated net realized loss from security transactions	(37,743)
Net unrealized depreciation of investments	(13,195)
NET ASSETS	$ 5,663,499

Shares of beneficial interest outstanding	618,970

Net asset value, offering and redemption price per share	$ 9.15
[Net assets / Shares of beneficial interest outstanding]

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$ 29,852
Interest	39
TOTAL INVESTMENT INCOME	29,891

EXPENSES
Investment advisory fees	25,627
Administrative services fees	21,117
Accounting services fees	9,510
Transfer agent fees	8,513
Audit fees	7,174
Compliance officer fees	6,525
Trustees' fees and expenses	5,070
Legal fees	4,995
Custodian fees	4,293
Printing and postage expenses	2,027
Insurance expense	690
Other expenses	713
TOTAL EXPENSES	96,254
Fees waived/expenses reimbursed by the Advisor	(50,979)
NET EXPENSES	45,275

NET INVESTMENT LOSS	(15,384)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain loss from security transactions	(110,552)
Net change in unrealized depreciation of investments	(138,839)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(249,391)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (264,775)

See accompanying notes to financial statements.

Dent Strategic Portfolio
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six	For the Year
	Months Ended	Ended
	June 30,	December 31,
	2010	2009
FROM OPERATIONS	(Unaudited)
Net investment income (loss)	$ (15,384)	$ 16,697
Net realized gain (loss) from security transactions	(110,552)	1,052,377
Net change in unrealized appreciation (depreciation) on investments	(138,839)	125,644
Net increase (decrease) in net assets resulting from operations	(264,775)	1,194,718

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(7,200)
Net decrease in net assets from distributions to shareholders	-	(7,200)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	658,891	2,992,010
Net asset value of shares issued in
reinvestment of distributions to shareholders	-	7,200
Payments for shares redeemed	(863,985)	(4,985,592)
Net decrease in net assets from shares of beneficial interest	(205,094)	(1,986,382)

TOTAL DECREASE IN NET ASSETS	(469,869)	(798,864)

NET ASSETS
Beginning of Period	6,133,368	6,932,232
End of Period*	$ 5,663,499	$ 6,133,368
* Includes undistributed net investment income of:	$ 874	$ 16,258

SHARE ACTIVITY
Shares Sold	67,232	350,839
Shares Reinvested	-	758
Shares Redeemed	(90,887)	(564,491)
Net increase (decrease) in shares of beneficial interest outstanding	(23,655)	(212,894)

See accompanying notes to financial statements.

Dent Strategic Portfolio
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	For the Six		For the Year	For the Period
	Months Ended		Ended	Ended
	June 30,		December 31,	December 31,
	2010		2009	2008 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.54		$ 8.10	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.03	0.01
Net realized and unrealized gain (loss) on investments	(0.37)		1.42	(1.91)
Total from investment operations	(0.39)		1.45	(1.90)
Less distributions from:
Net investment income	-		(0.01)	-
Total distributions	-		(0.01)	-

Net asset value, end of period	$ 9.15		$ 9.54	$ 8.10

Total return	(4.09)%	(4)	17.92%	(19.00)%	(4)

Net assets, end of period (000s)	$ 5,663		$ 6,133	$ 6,932

Ratio of gross expenses to average net assets (5,7)	3.19%	(3)	3.06%	6.19%	(3)
Ratio of net expenses to average net assets (5)	1.50%	(3)	1.50%	1.50%	(3)
Ratio of net investment income to average net assets (5,6)	(0.51)%	(3)	0.24%	0.23%	(3)
Portfolio Turnover Rate	190%	(4)	733%	471%	(4)

(1) The Dent Strategic Portfolio commenced operations on May 1, 2008.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Annualized.
(4) Not annualized.
(5)	The ratios of expenses and net investment income to average net assets do not include the expenses of other investment companies in which the Portfolio invests.
(6)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

See accompanying notes to financial statements.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2010

1.

ORGANIZATION

The Dent Strategic Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and qualified pension and retirement plans and certain unregistered separate accounts.  The principal investment strategy of the Portfolio is long term growth of capital, by identifying through proprietary economic and demographic analysis, the overall trend of the U.S. and global economies, and then implementing investment strategies in asset classes that the Advisor believes will benefit from these trends.  The Portfolio commenced operations on May 1, 2008.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).   In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

Valuation of Fund of Funds - The Portfolio may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Portfolio will not change.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2010 for the Portfolio’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 1,669,311	$ -	$ -	$ 1,669,311
Short-Term Investments	-	1,119,435	-	1,119,435
Total	$ 1,669,311	$ 1,119,435	$ -	$ 2,788,746

                                   The Portfolio did not hold any Level 3 securities during the year.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of Credit Risk – The Portfolio from time to time may be in a defensive position and may not be invested in the market.  During these times the Portfolio may hold a cash position that is greater than the Federal Deposit Insurance Corporation’s (“FDIC”) insurance limits.  The current limit per depositor is $100,000; however, between October 3, 2008 and December 31, 2013, the deposit insurance limit was temporarily raised to $250,000.  Failure of the Portfolio’s custodian when the Portfolio is in a cash position could prevent the Portfolio from investing the cash balance in the markets and meeting its investment objective.

Federal Income Tax – The Portfolio intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2008), or expected to be taken in the Portfolio’s 2009 tax returns. The Portfolio identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Portfolio makes significant investments; however, the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred.  However, based on experience, the Portfolio expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $9,058,959 and $13,093,906, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolio are overseen by the Board, which is responsible for the overall management of the Portfolio. HS Dent Investment Management, LLC serves as the Portfolio’s Investment Advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolio, the Advisor, under the oversight of the Board, directs the daily investment operations of the Portfolio and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of the Portfolio’s average daily net assets.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds or extraordinary expenses such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.50% per annum of the Portfolio’s average daily net assets.  During the six months ended June 30, 2010, the Advisor waived/reimbursed fees totaling $50,979.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolio's Operating Expenses are subsequently less than 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed 1.50% of average daily net assets. If Portfolio Operating Expenses subsequently exceed 1.50% per annum of the Portfolio's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and further provided that such recoupment can be achieved within the foregoing expense limits.

The following amounts are subject to recapture by the Portfolio by the following dates:

	12/31/2011	12/31/2012	12/31/2013	Total
Dent Strategic Portfolio	$142,849	$ 107,584	$ 50,979	$ 301,412

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of up to 0.50% of its average daily net assets and is paid according to the Board’s instructions. The Board has authorized the Portfolio to pay 12b-1 fees to Security Benefit Life Insurance Co. (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.   The Portfolio discontinued its accrual of 12b-1 fees and made no further payments to the Distributor after payment of amounts accrued through May 29, 2009.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s shares.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

The Portfolio pays each Trustee who is not affiliated with the Trust or Advisor a pro rata share of the total fee of $2,500 per quarter as well as reimbursement for any reasonable expenses incurred when attending meetings. The Portfolio pays the chairperson of the audit committee an additional $500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, and transfer agency services to the Portfolio as follows:

Administration.  The Portfolio pays GFS an asset-based fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio is subject to a minimum annual fee. The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Portfolio for the previous month. The Portfolio pays GFS a base annual fee of $24,000 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.  The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended June 30, 2010, the Portfolio incurred expenses of $6,525 for compliance services pursuant to the Trust’s Agreement with NLCS.   Such fees are included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended June 30, 2010, GemCom collected amounts totaling $2,965 for EDGAR and printing services performed.   Such fees are included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of the control of the Portfolio, under section 2(a) 9 of the Act.  As of June 30, 2010, Security Benefit Life Insurance Company held 98.07% of the voting securities of the Portfolio and may be deemed to control the Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Security Benefit Life Insurance Company are also owned beneficially.

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Portfolio distributions for the following periods was as follows:

As of December 31, 2009, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Permanent book and tax differences due to grantor trust adjustments resulted in reclassification for the year ended December 31, 2009 as follows: a decrease in undistributed net investment income of $187 and an increase in accumulated net realized gain of $187.

Dent Strategic Portfolio

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2010

8.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Certain disclosures required by ASU No. 2010-06 are effective for interim and annual periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Portfolio’s financial statement disclosures.

9.

SUBSEQUENT EVENTS

The Portfolio is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolio is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Portfolio is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Dent Strategic Portfolio

EXPENSE EXAMPLE

June 30, 2010 (Unaudited)

As a shareholder of the Dent Strategic Portfolio, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Dent Strategic Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2010 through June 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Dent Strategic Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period 1/1/10 – 6/30/10 *
Actual	$1,000.00	$ 959.10	$7.27
Hypothetical (5% return before expenses)	$1,000.00	$1,017.38	$7.48

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Portfolios are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Portfolios believe that you should be aware of policies to protect the confidentiality of that information.

The Portfolios collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Portfolios do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Portfolios are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, the Portfolios restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Portfolios maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Portfolios through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report

PROXY VOTING POLICY

Information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolio uses to determine how to vote proxies is available without charge, upon request, by calling 402-493-4603 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 402-493-4603.

INVESTMENT ADVISOR

HS Dent Investment Management LLC

15310 Amberly Drive, Suite 390

Tampa, FL 33647

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

8/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew B. Rogers, President

Date

8/24/10

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

8/24/10